CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Common stock issuable [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
Balance at Jun. 30, 2013	$ (792,476)	$ 25	$ 70,632	$ 16,104,809	$ (16,723,353)	$ (244,589)	$ 0	$ 0
Balance (in shares) at Jun. 30, 2013		25,000	70,632,267				0	0
Issuance of stock for services	244,500	$ (25)	$ 1,915	242,610	0	0	$ 0	$ 0
Issuance of stock for services (in shares)		(25,000)	1,915,000				0	0
Issuance of common stock for conversion of accrued expenses	27,500	$ 0	$ 138	27,362	0	0	$ 0	$ 0
Issuance of common stock for conversion of accrued expenses (in shares)		0	137,500				0	0
Foreign currency translation gain/loss	(58,274)	$ 0	$ 0	0	0	(58,274)	$ 0	$ 0
Net loss	(829,564)	0	0	0	(829,564)	0	0	0
Balance at Jun. 30, 2014	(1,408,314)	$ 0	$ 72,685	16,374,781	(17,552,917)	(302,863)	$ 0	$ 0
Balance (in shares) at Jun. 30, 2014		0	72,684,767				0	0
Issuance of common stock for cash	29,000	$ 0	$ 13,400	15,600	0	0	$ 0	$ 0
Issuance of common stock for cash (in shares)		0	13,400,000				0	0
Issuance of common stock for conversion of convertible debt	441,160	$ 0	$ 181,185	259,975	0	0	$ 0	$ 0
Issuance of common stock for conversion of convertible debt (in shares)		0	181,185,110				0	0
Issuance of stock for services	741,276	$ 0	$ 19,258	717,018	0	0	$ 5,000	$ 0
Issuance of stock for services (in shares)		0	19,258,316				500,000	1
Issuance of common stock as part of settlement agreement	152,285	$ 0	$ 60,914	91,371	0	0	$ 0	$ 0
Issuance of common stock as part of settlement agreement (in shares)		0	60,913,820				0	0
Foreign currency translation gain/loss	403,831	$ 0	$ 0	0	0	403,831	$ 0	$ 0
Net loss	(3,412,754)	0	0	0	(3,412,754)	0	0	0
Balance at Jun. 30, 2015	(3,053,516)	$ 0	$ 347,442	$ 17,458,745	$ (20,965,671)	$ 100,968	$ 5,000	$ 0
Balance (in shares) at Jun. 30, 2015		0	347,442,013				500,000	1
Net loss	(6,552,870)
Balance at Mar. 31, 2016	$ (3,520,873)